UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - SECURITIZE, INC. AND SUBSIDIARIES - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 19,478,466	$ 14,034,019	$ 62,152,140	$ 18,636,170
Operating costs and expenses:
Cost of revenue (exclusive of items shown below)	4,469,890	1,746,657	13,472,042	1,838,670
Selling, general & administrative	7,738,093	3,321,181	20,525,686	11,891,872
Compensation and benefits	9,100,598	11,973,536	37,176,194	18,477,270
Provision for expected credit losses	285,453	74,388	397,382	1,743,140
Loss on digital assets from operations, net	286,592	850,660	5,113,796	0
Total significant expenses	21,880,626	17,966,422	76,685,100	33,950,952
Loss from operations	(2,402,160)	(3,932,403)	(14,532,960)	(15,314,782)
Other income (expense):
Interest expense	(2,268,575)	(1,450,891)	(6,892,872)	(4,533,607)
Interest income on investments held in the Trust Account	237,114	167,491	1,177,726	2,113,178
Dividend income	153,452	41,834	227,133	402,035
Loss on digital assets held for investments, net	(920,467)	0
Other income, net	589,992	580,510	862,360	201,537
Change in fair value of simple agreements for future equity	(1,368,000)	(66,000)	(4,735,000)	(95,000)
Change in fair value of forward sale securities	(2,001,000)	(290,000)	(11,719,000)	(1,370,000)
Change in fair value of option liability	90,000	490,000	(6,431,000)	261,000
Total other expense, net	(5,487,484)	(527,056)	(27,510,653)	(3,020,857)
Net loss from continuing operations before income taxes	(7,889,644)	(4,459,459)	(42,043,613)	(18,335,639)
Provision for income taxes	(43,008)	(82,059)	(324,550)	(90,896)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total	(7,932,652)	(4,541,518)	(42,368,163)	(18,426,535)
Net loss from discontinued operations, net of tax	0	(583,339)	(6,086,562)	(5,861,133)
Net income (loss)	(7,932,652)	(5,124,857)	(48,454,725)	(24,287,668)
Less: Deemed dividend to preferred stockholders	0	(1,493,539)	(1,493,539)	0
Net loss attributable to common stockholders – basic	(7,932,652)	(6,618,396)	(49,948,264)	(24,287,668)
Net loss from discontinued operations attributable to common stockholders – diluted	0	(583,339)	(6,086,562)	(5,861,133)
Net loss from discontinued operations attributable to common stockholders – basic	0	(583,339)	(6,086,562)	(5,861,133)
Net loss attributable to common stockholders – diluted	$ (7,932,652)	$ (6,618,396)	$ (49,948,264)	$ (24,287,668)
Net loss per share of common stock and Class A common stock – diluted (in usd per share)	$ (0.88)	$ (0.75)	$ (5.67)	$ (2.79)
Net loss per share of common stock and Class A common stock – diluted (in usd per share)	(0.88)	(0.75)	(5.67)	(2.79)
Net loss from continuing operations per share of common stock and Class A common stock – basic (in usd per share)	(0.88)	(0.68)	(4.98)	(2.12)
Net loss from continuing operations per share of common stock and Class A common stock – diluted (in usd per share)	(0.88)	(0.68)	(4.98)	(2.12)
Net loss from discontinued operations per share of common stock and Class A common stock – basic (in usd per share)	0	(0.07)	(0.69)	(0.67)
Net loss from discontinued operations per share of common stock and Class A common stock – diluted (in usd per share)	$ 0	$ (0.07)	$ (0.69)	$ (0.67)
Weighted average Common stock and Class A common stock shares outstanding – basic (in shares)	8,997,924	8,812,021	8,813,380	8,706,513
Weighted average Common stock and Class A common stock shares outstanding – diluted (in shares)	8,997,924	8,812,021	8,813,380	8,706,513
Other comprehensive income:
Foreign currency translation adjustment	$ 49,886	$ 73,228	$ 627,402	$ 106,250
Total other comprehensive income	49,886	73,228	627,402	106,250
Comprehensive income (loss)	$ (7,882,766)	$ (5,051,629)	(47,827,323)	(24,181,418)
Class A
Other income (expense):
Net loss from discontinued operations attributable to common stockholders – diluted			(0.69)	(0.67)
Net loss from discontinued operations attributable to common stockholders – basic			$ (0.69)	$ (0.67)
Net loss per share of common stock and Class A common stock – diluted (in usd per share)			$ (5.67)	$ (2.79)
Net loss per share of common stock and Class A common stock – diluted (in usd per share)			(5.67)	(2.79)
Net loss from continuing operations per share of common stock and Class A common stock – basic (in usd per share)			(4.98)	(2.12)
Net loss from continuing operations per share of common stock and Class A common stock – diluted (in usd per share)			$ (4.98)	$ (2.12)
Weighted average Common stock and Class A common stock shares outstanding – basic (in shares)			8,813,380	8,706,513
Weighted average Common stock and Class A common stock shares outstanding – diluted (in shares)			8,813,380	8,706,513